Decommissioning and Rehabilitation Provision (Tables)	12 Months Ended
Dec. 31, 2019
Decommissioning and Rehabilitation Provision
Schedule of decommissioning and rehabilitation provision

	December 31	December 31
	2019	2018

Balance – beginning of year	$5,286	$5,055

Increase due to re-estimation	853	163
Accretion expense, included in finance costs	63	68

Balance – end of year	$6,202	$5,286